Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of (Loss) Income Before Income Tax

The components of (loss) income before income tax are as follows:

Year ended December 31,	2018	2019	2020
	(’000)	(’000)	(’000)
PRC, excluding Hong Kong	$(10,590)	$(10,404)	$31,640
Hong Kong and other jurisdictions	(2,664)	(4,827)	(9,368)
	$(13,254)	$(15,231)	$22,272

Summary Of Income Tax Credit (Expense)

The income tax benefit/(expense) for the years ended December 31, 2018, 2019 and 2020 comprise the following:

December 31,	2018	2019	2020
	(’000)	(’000)	(’000)
Deferred income tax benefit (expense)	$—	$2,040	$(6,522)
Current tax expense	—	—	(57)
Total	$—	$2,040	$(6,579)

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets as of December 31, 2019 and 2020 are attributable to the following:

December 31,	2019	2020
	(’000)	(’000)
Operating losses	$10,490	$10,583
Property, plant and equipment	(42)	21
Total deferred tax assets	10,448	10,604
Less: valuation allowance	(8,437)	(6,450)
Net deferred tax assets	$2,011	$4,154

The Company’s deferred tax liabilities as of December 31, 2019 and 2020 are attributable to the following:

December 31,	2019	2020
	(’000)	(’000)
Sales type lease income	$—	$11,380
Operating lease income	$—	$144
Taxable temporary differences arising from long-lived assets	$—	$241
Operating losses	$—	$(2,838)
Net deferred tax liabilities	$—	$8,927

Movement of Deferred Tax Assets Valuation Allowance

Movement of valuation allowance:

December 31,	2018	2019	2020
	(’000)	(’000)	(’000)
At beginning of the year	$7,058	$9,307	$8,437
Current year addition (deduction)	2,249	(870)	(209)
Expired tax loss	—	—	(1,778)
At end of the year	$9,307	$8,437	$6,450

Reconciliation of Income Tax Expense to Amount Computed by Applying Current Statutory Tax Rate to Income (Loss) Before Income Taxes

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income (loss) before income taxes in the consolidated statements of comprehensive income (loss) is as follows:

Year ended December 31,	2018	2019	2020
	(’000)	(’000)	(’000)
(Loss) income before income taxes	$(13,254)	$(15,231)	$22,272
PRC tax rate	25%	25%	25%
Tax benefit (tax expense) at PRC tax rate on income (loss) before income tax	$3,314	$3,808	$(5,568)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(530)	(192)	(195)
Change in valuation allowance	(2,249)	870	209
Tax benefit (tax expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible and non-taxable items	94	(2,311)	(1,343)
Others	(629)	(135)	318
Income tax benefit (expense)	$—	$2,040	$(6,579)